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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                            Pursuant to Rule 24f-2


1.      Name and address of issuer:  METLIFE INSURANCE COMPANY OF CT VARIABLE
                                     ANNUITY SEPARATE ACCOUNT 2002
                                     One City Place
                                     185 Asylum Street, 3CP
                                     Hartford, CT 06103-3415

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the isuer, check the box but do not list series or classes): [X]

3.      Investment Company Act File Number: 811-21220

        Securities Act File Number: *333-100435, 333-109612

        * No fee due for CIK 0001196651

4(a).   Last day of fiscal year for which this Form is filed: December 31, 2007

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer s fiscal year). (See Instruction A.2)

    Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

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
(i)    Aggregate sale price of securities sold during the fiscal year
       pursuant to section 24(f):                                          $    650,408
                                                                           ------------

(ii)   Aggregate price of securities redeemed or repurchased during the
       fiscal year:                                                        $ 17,053,215
                                                                           ------------

(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
       the Commission:                                                     $  8,986,139
                                                                           ------------
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
(iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:    $ 26,039,354
                                                                           ------------

(v)    Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
       Item 5(iv) from Item 5(i)]:                                         $          0
                                                                           ------------

(vi)   Redemption credits available for use in future years
       if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                                         $(25,388,946)
                                                                           ------------

(vii)  Multiplier for determining registration fee (See
       Instruction C.9):                                                   x0.000039300
                                                                           ------------

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)] (enter 0 if no fee is due):                                =$          0
                                                                           ------------

6.      Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________________.

          If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          __________________.



7.      Interest due -- if this Form is being filed more than 90 days
        after the end of the issuers fiscal year (see Instruction D):     +$
                                                                           ------------

8.      Total of the amount of the registration fee due plus any interest
        due [line 5(viii) plus line 7]:                                   =$          0
                                                                           ------------
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9.      Date the registration fee and any interest payment was sent to the
        Commission s lockbox depository:

               Method of Delivery:

                                   [ ]   Wire Transfer

                                   [ ]   Mail or other means

               No fee due for CIK 0001196651

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark Riley
                                        ----------------------------------------
                                                   Mark Riley
                                                 Vice President

Date 3/14/2008

*    Please print the name and title of the signing officer below the signature.